Vessels in Operation - Vessels Acquisitions (Details) $ in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
		Jun. 17, 2026 USD ($) TEU	Jan. 09, 2025 USD ($) TEU	Jan. 31, 2026 USD ($) TEU	Jun. 30, 2026 USD ($) TEU		Dec. 31, 2024 USD ($)
Vessels in Operation [Abstract]
Advance for vessel acquisition							$ 6,850
Koi [Member]
Vessels in Operation [Abstract]
Vessel Capacity | TEU	[1]				8,586
Year Built	[1]				2011
Purchase Price	[1]				$ 30,000
Delivery date	[1]				December 29, 2025
Lotus A [Member]
Vessels in Operation [Abstract]
Vessel Capacity | TEU	[1]				8,586
Year Built	[1]				2010
Purchase Price	[1]				$ 30,000
Delivery date	[1]				December 12, 2025
Cypress [Member]
Vessels in Operation [Abstract]
Vessel Capacity | TEU				8,586	8,586	[1]
Year Built	[1]				2011
Purchase Price	[1]				$ 30,000
Delivery date	[1]				January 9, 2026
Intangible liability recognized				$ 19,061
Koi Lotus A Cypress [Member]
Vessels in Operation [Abstract]
Vessel Capacity | TEU		8,586
Intangible liability recognized		$ 57,183
Czech [Member]
Vessels in Operation [Abstract]
Vessel Capacity | TEU			9,019		9,019	[2]
Year Built	[2]				2015
Purchase Price	[2]				$ 68,391
Delivery date	[2]				January 9, 2025
Intangible liability recognized			$ 15,987

[1]	The charters of the ECO 8,586 TEU Vessels resulted in an intangible liability of $57,183 that was recognized and will be amortized over the remaining useful life of the charters.
[2]	The charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.